Denali Structured Return Strategy Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares / Units	First Acquisition Date	Cost / Principal	Value
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES - 41.8%
Non-Listed BDC's - 0.3%
Direct Lending
Monroe Capital Income Plus Corporation (a)	48,356	8/9/2024	$500,000	$478,665
Total Investment in Non-Listed BDC's			500,000	478,665

Partnerships - 40.4%
Asset Backed Lending - 8.2%
BasePoint Income Solutions Evergreen Fund L.P. (a)(b)		9/30/2025	2,300,000	2,509,012
Coromandel Credit Income Evergreen Fund LP (a)(b)		8/4/2025	9,500,000	9,753,536
Consumer Lending - 6.6%
HFSA, LLC (a)(b)		4/19/2024	9,924,500	9,924,500
Diversified Alternative Credit - 9.0%
Bay Point Capital Partners II, LP (a)(b)		7/31/2025	285,793	306,218
Ivy Evergreen Fund QP, LP (b)(c)		12/1/2025	7,637,441	7,748,528
KIWI Alternative Income US Feeder Fund (a)(b)		6/1/2026	2,000,000	2,023,014
Revere Specialty Finance Fund, LP (a)(b)		5/1/2024	3,200,000	3,357,469
Legal Finance - 4.8%
EAJF Leveraged Feeder LP (a)(b)		5/1/2024	5,700,000	6,667,050
Virage Opportunity Fund LP (a)(b)		11/15/2024	507,023	507,023
Real Estate Credit - 9.1%
Oak Institutional Credit Solutions, LLC (a)(b)		4/23/2024	3,625,000	3,715,114
Revere Tactical Opportunities Fund IV, LP (a)(b)		3/6/2025	3,800,000	3,936,663
Setpoint Fund, LP (a)(b)		4/1/2026	2,000,000	2,072,302
Tailor Ridge Real Estate Lending Fund I, LP (a)(b)		9/2/2025	3,800,000	3,919,221
Specialty Finance - 2.7%
Aero Capital Solutions Fund IV, LP (a)(b)(d)		2/7/2025	1,803,269	2,459,911
Chicago Atlantic Credit Opportunities III, LP (a)(b)		5/12/2026	500,000	508,904
DelGatto Diamond Finance Fund, L.P. (a)(b)		8/1/2024	900,000	1,047,734
Total Investment in Partnerships			57,483,026	60,456,199

Special Purpose Vehicles - 1.1%
Consumer Lending - 0.8%
LS Hive, LLC (b)(c)	2/5/2026	1,250,000	1,249,030
Real Estate Credit - 0.3%
Peachtree Group PCF IV LO Atlanta 3343 SIDE CAR LLC (a)(b)(d)	10/16/2025	415,677	415,677
Total Investment in Special Purpose Vehicles		1,665,677	1,664,707

Total Investment in Private Investment Vehicles			62,599,571

INVESTMENTS IN LOANS - 35.9%
Other - 1.0%
Real Estate Credit
EWP CPW Bridge Loan, 07/29/2026, 0.00% cash or 19.50% PIK (c)	4/29/2026	1,500,000	1,499,730
Total Investment in Other		1,500,000	1,499,730

Senior Secured Debt - 21.1%
Asset Backed Lending - 2.3%
Coromandel LS 15 LLC, 03/01/2027, 12.68%, SOFR + 9.00% (c)	8/4/2025	2,705,715	2,698,929
Coromandel LS 16 LLC, 03/08/2027, 12.68%, SOFR + 9.00% (c)	8/8/2025	200,000	199,550
Coromandel LS 17 LLC, 04/15/2027, 12.68%, SOFR + 9.00% (c)	9/15/2025	500,000	498,063
Direct Lending - 8.0%
CA CO SPV, LLC, 06/30/2027, 12.00% (c)	7/3/2024	4,600,000	4,613,027
CA Credit SPV, LLC, 06/30/2027, 12.00% (c)	6/6/2024	1,400,000	1,403,710
RIM SPV, LLC, 09/30/2028, 14.00% (c)	2/21/2025	6,017,000	6,012,415
Legal Finance - 1.7%
Virage Opportunity Fund LP Credit Facility, 05/18/2029, 23.00% (c)	5/18/2026	2,569,163	2,567,179
Media Finance - 0.4%
C-Cubed 308 Productions, 10/17/2026, 0.00% cash or 21.60% PIK (c)	10/17/2025	650,000	645,375
Real Estate Credit - 2.8%
EWP LS Funding, LLC, 12/17/2028, 0.00% cash or 15.00% PIK (c)	12/17/2025	1,250,000	1,238,468
EWP Oceana Garage SPV LLC A, 10/30/2027, 0.00% cash or 16.00% PIK (c)	10/30/2025	2,000,000	1,979,268

EWP Oceana Garage SPV LLC B, 10/30/2027, 18.00% (c)	10/30/2025	1,000,000	991,142
Specialty Finance - 5.2%
Assil New York, 09/10/2026, 13.20% (c)	9/10/2025	1,500,000	1,498,906
Assil New York I, 08/06/2026, 13.20% (c)	2/6/2026	1,462,500	1,461,836
iSparkle II, 12/23/2026, 13.20% (c)	6/23/2026	330,000	330,009
LuxTech Geneva IV, 10/10/2026, 13.20% (c)	4/10/2026	142,500	142,415
Luxtech V, 12/11/2026, 13.20% (c)	6/11/2026	825,000	824,444
Safdico I, 10/17/2026, 13.20% (c)	10/16/2025	750,000	748,783
Safdico II, 11/25/2026, 13.20% (c)	11/28/2025	1,000,000	998,411
SD Diamonds, LLC III, 12/03/2026, 13.20% (c)	12/3/2025	325,000	324,457
Yafa II, 09/26/2026, 13.20% (c)	9/26/2025	500,000	499,569
Yafa III, 10/09/2026, 13.20% (c)	10/8/2025	375,000	374,574
Yafa IV, 09/05/2026, 13.20% (c)	3/5/2026	500,000	499,712
Yafa V, 12/10/2026, 13.20% (c)	6/10/2026	237,500	237,363
Trade Receivables Finance - 0.7%
CRWD Specialty Finance LLC, 11/17/2026, 18.00% (c)	5/17/2024	1,000,000	999,409
Total Investment in Senior Secured Debt		31,839,378	31,787,014

Senior Unsecured Debt - 5.2%
Diversified Alternative Credit - 0.0% (e)
Ivy Battery, LLC, 01/24/2027, 12.25% (c)	9/15/2025	8,073	8,057
Trade Receivables Finance - 5.2%
Altriarch Specialty Finance SPV II, LLC, 12/31/2026, 8.00% (c)	4/19/2024	7,853,406	7,819,752
Total Investment in Senior Unsecured Debt		7,861,479	7,827,809

Subordinate Debt - 8.6%
Trade Receivables Finance
PFF LLC 1, 01/03/2028, 0.00% cash or 12.11% PIK (c)(f)(g)	12/18/2024	1,624,181	1,505,729
PFF LLC 2, 01/03/2028, 0.00% cash or 11.86% PIK (c)(f)(g)	12/18/2024	1,623,278	1,504,496
PFF LLC 3, 12/18/2026, 0.00% cash or 11.61% PIK (c)(f)	6/18/2024	1,626,893	1,507,781
PFF LLC 4, 12/13/2026, 0.00% cash or 11.99% PIK (c)(f)	12/13/2024	810,147	750,558
PFF LLC 5, 03/31/2027, 0.00% cash or 12.36% PIK (c)(f)(g)	12/18/2024	1,630,703	1,512,581
PFF LLC 6, 01/24/2027, 0.00% cash or 12.01% PIK (c)(f)	1/24/2025	1,080,344	1,001,400
PFF LLC 7, 08/20/2026, 0.00% cash or 12.28% PIK (c)(f)	2/20/2025	1,082,181	1,003,500

PFF LLC 8, 09/11/2026, 0.00% cash or 11.94% PIK (c)(f)	3/11/2025	539,924	499,584
PFF LLC 9, 03/31/2027, 0.00% cash or 11.63% PIK (c)(f)(g)	5/9/2025	538,862	498,349
PFF LLC 10, 05/21/2027, 0.00% cash or 12.25% PIK (c)(f)	5/21/2025	649,185	592,892
PFF LLC 11, 07/25/2026, 0.00% cash or 11.16% PIK (c)(f)	7/25/2025	1,074,509	993,061
PFF LLC 12, 08/15/2026, 0.00% cash or 11.72% PIK (c)(f)	8/15/2025	539,179	498,337
PFF LLC 13, 10/24/2027, 0.00% cash or 15.00% PIK (c)(f)	10/24/2025	1,090,933	958,521
Total Investment in Subordinate Debt		13,910,319	12,826,789

Total Investment in Loans			53,941,342

INVESTMENTS IN LOAN PARTICIPATION - 6.4%
Other - 1.6%
Real Estate Credit
RF JV NPL LLC (c)	4/25/2025	1,500,000	1,870,947
RF JV SBC LLC (c)	5/14/2026	500,000	500,000
Total Investment in Other		2,000,000	2,370,947

Senior Secured Debt - 3.8%
Direct Lending - 1.9%
IVY Auto 1, 12/24/2026, 13.50% (c)	10/24/2024	500,000	499,681
IVY Auto 2, 01/07/2027, 13.50% (c)	11/8/2024	300,000	300,004
IVY Auto 3, 10/19/2026, 13.50% (c)	1/13/2025	300,000	300,286
IVY Auto 4, 05/25/2027, 13.50% (c)	3/26/2025	250,000	249,664
IVY Auto 5, 07/07/2026, 13.50% (c)	5/9/2025	300,000	300,000
IVY Auto 6, 07/20/2026, 13.50% (c)	5/21/2025	500,000	500,005
IVY Auto 7, 08/10/2026, 13.50% (c)	6/11/2025	250,000	249,989
IVY Auto 8, 01/15/2027, 14.00% (c)	1/16/2026	378,300	378,491
Diversified Alternative Credit - 0.2%
Ivy Exchange, LLC, 04/08/2027, 13.50% (c)	4/8/2026	364,864	364,298
Real Estate Credit - 1.7%
Ciel at Cedar Mill Senior Living, 10/03/2027, 8.68%, SOFR + 5.00% (c)	10/3/2025	750,000	743,819

Coromandel LS LLC Beta Corp, 06/30/2028, 13.63%, SOFR + 9.95% (c)	4/29/2025	1,006,250	1,006,484
Coromandel LS LLC Beta SPV, 06/30/2028, 15.87%, SOFR + 12.19% (c)	4/29/2025	743,750	742,832
Total Investment in Senior Secured Debt		5,643,164	5,635,553

Senior Unsecured Debt - 0.3%
Diversified Alternative Credit
IVY Iron, LLC, 01/03/2027, 13.50% (c)	11/4/2024	500,000	499,794
Total Investment in Senior Unsecured Debt		500,000	499,794

Subordinate Debt - 0.7%
Consumer Lending - 0.2%
Revere BCF Funding, LLC, 04/23/2030, 17.68%, SOFR + 14.00% (c)	8/1/2025	306,040	305,464
Real Estate Credit - 0.5%
Dodson Courtyard Apartments Owner, LLC, 03/31/2027, 10.43%, SOFR + 6.75% (c)	12/5/2025	750,000	771,002
Total Investment in Subordinate Debt		1,056,040	1,076,466

Total Investment in Loan Participation			9,582,760

INVESTMENTS IN PROFIT SHARE INTEREST - 2.0%
Participation - 2.0%
Specialty Finance
Luxtech II, 12/12/2026, 13.80% (c)	12/11/2024	100,000	100,000
PGA Mastermind, 08/12/2026, 13.80% (c)	2/11/2025	750,000	750,000
Rafael Koblence I, 07/25/2026, 13.80% (c)	7/24/2025	650,000	650,000
Rio Diamond MFG Corp, 10/02/2026, 13.80% (c)	4/4/2025	300,000	300,000
Rio Diamond MFG Corp I, 07/10/2026, 13.80% (c)	7/9/2025	500,000	500,000
Safdico, 11/08/2026, 13.80% (c)	10/31/2024	675,000	675,000
Total Investment in Participation		2,975,000	2,975,000

Total Investment in Profit Share Interest			2,975,000

INVESTMENTS IN PREFERRED EQUITY - 2.1%
Other - 2.1%
Real Estate Credit
Revere Capital Los Alamos MF LLC, 14.00% (c)		6/27/2024	3,114,714	3,112,580
Total Investment in Preferred Equity			3,114,714	3,112,580

INVESTMENTS IN PUBLIC SECURITIES - 1.7%
Closed-End Funds - 1.7%
Cliffwater Enhanced Lending Fund - Class I	229,667		2,286,432	2,512,556
Total Investment in Closed-End Funds			2,286,432	2,512,556

Total Investment in Public Securities				2,512,556

INVESTMENTS IN MONEY MARKET INSTRUMENTS - 3.1%
First American Treasury Obligations Fund - Class X, 3.58% (h)	4,666,599		4,666,599	4,666,599
Total Investment in Money Market Instruments			4,666,599	4,666,599

INVESTMENTS IN PURCHASED OPTIONS - 3.4%	Contracts	Notional Amount
Call Options - 3.4%
S&P 500 Index
Expiration: 09/30/2026; Exercise: $7,505.00 (i)	200	$149,987,200	5,083,041	5,082,600
Total Investment in Purchased Options			5,083,041	5,082,600

Total Investments - 96.4% (cost $142,084,869)				144,473,008
Other Assets in Excess of Liabilities- 3.6%				5,383,042
TOTAL NET ASSETS - 100.0%				$149,856,050

Percentages are stated as a percent of net assets.

BDC Business Development Company
LLC Limited Liability Company
LP Limited Partnership
PIK Payment in Kind
SOFR Secured Overnight Financing Rate

SPV Special Purpose Vehicle
(a) Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(b) Private investment company does not issue shares or units.
(c) Value was determined using significant unobservable inputs.
(d) All or a portion of this security is unfunded.
(e) Represents less than 0.05% of net assets.
(f) Interest income is currently not being accrued on this investment.
(g) Issuer is in default with respect to this investment.
(h) The rate shown represents the 7-day annualized yield as of June 30, 2026.
(i) Exchange traded. 100 shares per contract.

Denali Structured Return Strategy Fund
Schedule of Written Options
Non-Listed BDC's - 0.3%
	Contracts	Notional Amount	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (1.1)%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $7,880.00 (a)	(200)	$(149,987,200)	$(1,576,600)
Total Written Options (Premiums Received $1,576,256)			(1,576,600)

Percentages are stated as a percent of net assets.

(a) Exchange traded. 100 shares per contract.

Fair Value of Financial Instruments (Unaudited)
The Fund has adopted the authoritative fair valuation accounting standards of ASC 820,
Fair Value Measurements and Disclosures, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Valuations based primarily on inputs that are unobservable and significant.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The
Adviser, in its capacity as the Valuation Designee (the “Valuation Designee”) assesses the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. The following section describes the valuation techniques used by the Valuation Designee to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.
Investments whose values are based on quoted market prices in active markets are classified within Level 1. These investments generally include equity securities traded on a national securities exchange, registered investment companies, certain U.S. government securities, certain money market securities, and purchased and written options. The
Valuation Designee does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.
Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. When observable prices are not available for these investments, the Valuation Designee uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Valuation Designee may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Valuation Designee’s assessment of the most representative point within the range. Investments in special purpose vehicles (“SPV”) consist of an investment by the
Fund in an entity that invests directly or indirectly in a note secured by the expected value of contingency fees received from future case settlements, real estate, specialty finance investments, and royalties. The debt offerings are short-term in nature and carry a fixed interest rate. During the period ended June 30, 2026, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally measured based on net asset value (“NAV”) as a practical expedient. For investments that cannot be measured based on NAV as a practical expedient as of June 30, 2026, the Fund determined its value through a market approach method. These investments are categorized as Level 3 in the fair value hierarchy.
The Fund values private investment companies using the NAV provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.
The following is a summary of the inputs used to value the Fund’s investments as of June
30, 2026. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Schedule of Investments.
The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2026:

Fair Value Measurements at Reporting Date Using:
	Level 1	Level 2	Level 3	Practical Expedient	Total
Assets:
Private Investment Vehicles	$—	$—	$8,997,558	$53,602,013	$62,599,571
Loans	—	—	53,941,342	—	53,941,342
Loan Participation	—	—	9,582,760	—	9,582,760
Profit Share Interest	—	—	2,975,000	—	2,975,000
Preferred Equity	—	—	3,112,580	—	3,112,580
Public Securities	2,512,556	—	—	—	2,512,556
Money Market Instruments	4,666,599	—	—	—	4,666,599
Purchased Options	5,082,600	—	—	—	5,082,600
Total Assets:	$12,261,755	$—	$78,609,240	$53,602,013	$144,473,008

Liabilities:
Written Options	$(1,576,600)	$—	$—	$—	$(1,576,600)
Total Liabilities:	$(1,576,600)	$—	$—	$—	$(1,576,600)

Refer to the Schedule of Investments for industry classifications.

		Loans	Loan Participation	Profit Share Interest	Preferred Equity	Private Investment Vehicles
March 31, 2026		$50,319,718	$8,654,872	$3,362,500	$3,115,904	$8,426,593
Amortization/ Accretion		(34,188)	—	—	—	—
Realized gains (losses)		—	—	—	—	—

Change in unrealized appreciation/ depreciation		(1,170,360)	63,024	—	(3,324)	70,965
Transfers into Level 3		—	—	—	—	—
Transfers out of Level 3		—	—	—	—	—
Purchases		6,948,377(a)	864,864	—	—	500,000
Sales		(2,122,205)	—	(387,500)	—	—
June 30, 2026		$53,941,342	$9,582,760	$2,975,000	$3,112,580	$8,997,558
Net change in unrealized appreciation/depreciation attributable to Level 3 investments held at June 30, 2026		$(1,170,360)	$63,024	$—	$(3,324)	$70,965
(a) Includes payment in kind

The following table summarizes the valuation techniques and significant unobservable inputs used for the
Fund's investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2026:

Investments	Fair Value	Valuation Techniques	Unobservable Input	Range	Weighted Average	Impact to valuation from an increase in input
Loans	$53,941,342	Discounted Cash Flow	Discount Rate	7.54% - 30.16%	17.03%	Decrease
			Credit Quality Adjustment	0.00% - 13.50%	3.75%	Decrease
Loan Participation	9,582,760	Discounted Cash Flow	Discount Rate	10.59% - 16.15%	13.87%	Decrease
		Account Value	Account Value	$100.00 - $124.73	$112.36	Increase
Profit Share Interest	2,975,000	Transaction Price	Transaction Price	$100.00 - $100.00	$100.00	Increase
Preferred Equity	3,112,580	Discounted Cash Flow	Discount Rate	19.07% - 19.07%	19.07%	Increase
Private Investment Vehicles	8,997,558	Account Value, Practical Expedient	Account Value	$101.45 - $102.62	$102.04	Increase

Loans may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of June 30, 2026, the Fund had unfunded loan commitments to loans of $0.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of June
30, 2026:

Investment Name	Investment Strategy	Fair Value	Total Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lockup Period
Aero Capital Solutions Fund IV, LP	Specialty Finance	$2,459,911	$252,871	N/A	N/A	N/A
BasePoint Income Solutions Evergreen Fund L.P.	Asset Backed Lending	2,509,012	—	Quarterly	90 days	2 years
Bay Point Capital Partners II, LP	Diversified Alternative Credit	306,218	—	Quarterly	30 days	1 year
Chicago Atlantic Credit Opportunities III, LP	Specialty Finance	508,904	—	Quarterly	120 days	2 years
Coromandel Credit Income Evergreen Fund LP	Asset Backed Lending	9,753,536	—	Quarterly	90 days	2 years
DelGatto Diamond Finance Fund, L.P.	Specialty Finance	1,047,734	—	Monthly	90 days	1 year
EAJF Leveraged Feeder LP	Legal Finance	6,667,050	—	Quarterly	60 days	3 years
HFSA, LLC	Consumer Lending	9,924,500	—	Monthly except September, October, November, December	90 days	N/A
KIWI Alternative Income US Feeder Fund	Diversified Alternative Credit	2,023,014	—	Monthly	N/A	N/A
Monroe Capital Income Plus Corporation	Direct Lending	478,665	—	Quarterly	N/A	1 year
Oak Institutional Credit Solutions, LLC	Real Estate Credit	3,715,114	—	Quarterly	90 days	1 year
Peachtree Group PCF IV LO Atlanta 3343 SIDE CAR LLC	Real Estate Credit	415,677	330,000	N/A	N/A	N/A
Revere Specialty Finance Fund, LP	Diversified Alternative Credit	3,357,469	—	Quarterly	60 days	2 years
Revere Tactical Opportunities Fund IV, LP	Real Estate Credit	3,936,663	—	Quarterly	60 days	2 years
Setpoint Fund, LP	Real Estate Credit	2,072,302	—	Quarterly	100 days	3 years

Tailor Ridge Real Estate Lending Fund I, LP	Real Estate Credit	3,919,221	—	Quarterly	90 days	1 year
Virage Opportunity Fund LP	Legal Finance	507,023	—	N/A	N/A	N/A
	Total	$53,602,013	$582,871